Loans and Borrowings - Schedule of Loans and Borrowings (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current
Guaranteed bank loan	$ 364,457	$ 716,916
Financial institution loan	441,079
Recourse liability	2,397,078	2,139,575
Current loans	3,202,614	2,856,491
Lease liabilities	226,707	69,135
Total current loans and borrowings	3,429,321	2,925,626
Non-current
Guaranteed bank loan	144,365	523,607
Warrants liabilities	46,518
Lease liabilities	985,879	15,187
Total non-current loans and borrowings	1,176,762	538,794
Total loans and borrowings	$ 4,606,083	$ 3,464,420